LEASE OBLIGATIONS (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Mineral Properties
Lease obligations		$ 1,029	$ 142
Variable lease payments		$ 4,579	$ 141
Mining equipment
Mineral Properties
Lease term		5 years
Vehicles | Minimum
Mineral Properties
Lease term		3 years
Vehicles | Maximum
Mineral Properties
Lease term		5 years
Buildings | Minimum
Mineral Properties
Lease term		3 years
Buildings | Maximum
Mineral Properties
Lease term		5 years
Camino Rojo
Mineral Properties
Right-of-use asset	$ 900
Variable lease payments		$ 4,600
Camino Rojo | Mining equipment
Mineral Properties
Lease term	5 years